UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if Amendment  [  ];  Amendment Number:
              This Amendment (check one): [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CWH Associates, Inc.
Address:    200 Park Avenue
            Suite 3900
            New York, NY 10166

Form 13F File Number 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:       Andrew Abrams
Title:      Chief Operating Officer
Phone:      (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams           New York, NY                  02/14/03
(Signature)             (City, State)                 (Date)

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total: $ 48948(Thousands)

List of Other Included Managers:          None


FORM 13F INFORMATION TABLE

                        TITLE            MKT VAL   AMT   INVEST   OTHR   VOTE
ISSUER                  OF CL   CUSIP    (x$1000) (SHS)   DISCR   MGRS   (SHS)

Amazon.com              COM   023135106   1292     68400   SOLE           62950
Apollo Grp Inc          CL A  037604105   2854     64883   SOLE           59620
Apollo Grp Inc Unv Phx  COM   037604204   2113     58958   SOLE           54300
Broadband Holders Trust COM   11130P104    944    125000   SOLE          121350
Career Education Corp   COM   141665109   1220     30493   SOLE           28200
China.com Corp          CL A  G2108N109   1041    367750   SOLE          345400
Cognizant Tech Solns.   COM   192446102   2203     30500   SOLE           28800
Corinthian Colleges Inc COM   218868107   1348     35600   SOLE           32750
Expedia Inc             COM   302125109    991     14800   SOLE           13600
Fifth Third Bancorp     COM   316773100   1616     27600   SOLE           25750
Forest Laboratories Inc COM   345838106    820      8350   SOLE            7750
FTI Consulting, Inc.    COM   302941109   1018     25350   SOLE           23800
HILB Rogal & Hamilton   COM   431294107   1421     34750   SOLE           32950
Horizon Organic Hldg    COM   44043T103   1772    109440   SOLE          103150
Hotels.com              COM   44147T108    729     13350   SOLE           12300
Macrovision Corp        COM   555904101   1395     86950   SOLE           85200
Mercury Interactive     COM   589405AB5   2053     69250   SOLE           64550
Nextel Communications   COM   65332V103   2343    202850   SOLE          186650
Panera Bread Co         CL A  69840W108   1196     34350   SOLE           31600
Petco Animal Suppl Inc. COM   716016209   1226     52300   SOLE           48150
Petsmart Inc.           COM   716768106    667     38950   SOLE           35850
Rational Software Corp  COM   75409P202   1185    114100   SOLE          109750
Saba Software Inc       COM   784932105    175    165300   SOLE          161500
Sina.com                COM   G81477104   1442    221850   SOLE          208950
Sohu.com Inc            COM   83408W103   1179    184250   SOLE          173000
Sprint Corp PCS Ser 1   COM   852061506   1293    295300   SOLE          283550
Symantec Corp           COM   871503108   1967     48550   SOLE           45100
Syntel Inc.             COM   87162H103   1110     52850   SOLE           49700
Teva Pharm Indus        COM   881624209   1139     29500   SOLE           27600
United Natural Foods    COM   911163103   3340    131770   SOLE          121250
Whole Foods Market Inc  COM   966837106   4419     83811   SOLE           77511
Yahoo Inc               COM   984332106   1436     87800   SOLE           80800